Revenue - Collaboration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total collaboration revenue	$ 727	$ 819	$ 1,041
Japan
Revenues
Total collaboration revenue		19	41
Crestor | Almirall
Revenues
Total collaboration revenue		39	61
Zoladex | TerSera
Revenues
Total collaboration revenue	35		35
Lynparza/Koselugo | MSD
Revenues
Total collaboration revenue	460	610	790
Enhertu | Profit share
Revenues
Total collaboration revenue	94
MEDI8897 | Sanofi
Revenues
Total collaboration revenue		34
Roxadustat | Profit share
Revenues
Total collaboration revenue	30
Royal income
Revenues
Total collaboration revenue	62	62	49
Other Collaboration Revenue
Revenues
Total collaboration revenue	$ 46	$ 55	$ 65